DEBT OBLIGATIONS (Tables)	9 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
Schedule of Outstanding Debt
The carrying value of the Company’s outstanding debt consisted of the following (in thousands, except for interest rate):

		December 31,
	Interest Rate	2024	2023
Senior secured term loans
Prior Loan Agreement	13.13%	$—	$57,322
2029 Senior Secured Term Loan	12.9%	100,000	—
Convertible loans	9.5%-10%	5,000	61,150
Notes payable	8%	1,519	1,519
Total		106,519	119,991
Unamortized debt discount, issue cost, and beneficial conversion factor		(69,484)	(1,566)
Total debt, including current obligations		37,035	118,425
Current portion of long-term debt		(4,767)	(112,241)
Total long-term debt		$32,268	$6,184
The carrying value of the Company’s outstanding debt consisted of the following (in thousands, except for interest rate):

	Interest Rate	September 30, 2025	December 31, 2024
Senior secured term loans
2029 Senior Secured Term Loan	12.9%	$—	$100,000
Convertible loans	9.5%	5,000	5,000
Notes payable	8.0%	1,519	1,519
Total		6,519	106,519
Unamortized debt discount, issue cost, and beneficial conversion factor		(56)	(69,484)
Total debt, including current obligations		6,463	37,035
Current portion of long-term debt		(4,957)	(4,767)
Total long-term debt		$1,506	$32,268

Schedule of Maturities of Long-Term Debt
The future expected loan repayment related to the senior secured term loan, notes payable and convertible loans as of December 31, 2024 are as follows (in thousands):

Year Ending December 31,
2025	$5,000
2026	1,519
2027	—
2028	—
2029 and thereafter	100,000
106,519
Less: Unamortized debt discount and BCF	(69,484)
Total	$37,035
The future expected loan repayment related to the senior secured term loan, notes payable and convertible loans as of September 30, 2025 are as follows (in thousands):

Remainder of 2025	$5,000
2026	1,519
2027 and thereafter	—
6,519
Less: Unamortized debt discount and debt issuance costs	(56)
Total	$6,463

Schedule of Interest Expense of Long-Term Debt
Interest expense recognized on the senior secured term loans, convertible loans and notes payable, included in interest expense and amortization of debt issuance cost in the consolidated statements of operations, for the years ended December 31, 2024, 2023 and 2022 is as follows (in thousands):

	Year Ended December 31,
	2024	2023	2022
Component of interest expense:
Contractual interest	$11,027	$16,886	$19,739
Amortization of debt discount and issuance cost and beneficial conversion factor	2,841	1,881	1,968
Interest expense	$13,868	$18,767	$21,707
Interest expense recognized on the senior secured term loans, convertible loans and notes payable, included in interest expense and amortization of debt issuance cost in the condensed consolidated statements of operations, for the nine months ended September 30, 2025 and 2024 is as follows (in thousands):

	Three months ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Component of interest expense:
Contractual interest	$2,589	$1,746	$9,689	$7,547
Amortization of debt discount and issuance cost and beneficial conversion factor	772	393	2,973	1,914
Interest expense	$3,361	$2,139	$12,662	$9,461